Other liabilities (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred lease inducement	$ 375	$ 407
Reduction in fair value of contingent consideration	(674)	(1,158)
Federal Economic Development Agency for Southern Ontario [Member]
Statements [Line Items]
Monthly repayments	10
Non-interest bearing contribution agreement	$ 96	211
Market interest rate	15.00%
Aquisition of Fluorinov [Member]
Statements [Line Items]
Contingent consideration	$ 127	$ 801
Reduction in fair value of contingent consideration	$ (674)